Share-based payment - Summary of Outstanding Share Options, Strike Prices and Expiry Dates (Details)	12 Months Ended
	Dec. 31, 2023 Option $ / shares $ / shares	Dec. 31, 2022 Option	Dec. 31, 2021 Option	Dec. 31, 2020 Option
Common Options Granted, 2006
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2006
Number of outstanding options granted | Option	200,000	200,000	200,000
Strike Price	$ 1.5
Expiry Date	2036
Common Options Granted, 2006
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2006
Number of outstanding options granted | Option	157,500	157,500	157,500
Strike Price	$ 1
Expiry Date	2036
Common Options Granted, 2007
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2007
Number of outstanding options granted | Option	155,000	155,000	155,000
Strike Price	$ 1.75
Expiry Date	2037
Common Options Granted, 2008
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2008
Number of outstanding options granted | Option	270,000	270,000	270,000
Strike Price	$ 2.5
Expiry Date	2038
Common Options Granted, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2009
Number of outstanding options granted | Option	300,000	300,000	300,000
Strike Price	$ 3.25
Expiry Date	2039
Common Options Granted, 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2010
Number of outstanding options granted | Option	360,000	360,000	360,000
Strike Price	$ 3.25
Expiry Date	2040
Common Options Granted, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2011
Number of outstanding options granted | Option	437,500	437,500	437,500
Strike Price	$ 4
Expiry Date	2041
Common Options Granted, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2012
Number of outstanding options granted | Option	437,500	437,500	437,500
Strike Price	$ 5
Expiry Date	2042
Common Options Granted, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2013
Number of outstanding options granted | Option	467,500	467,500	467,500
Strike Price	$ 6
Expiry Date	2043
Common Options Granted, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2014
Number of outstanding options granted | Option	493,750	493,750	493,750
Strike Price	$ 6.5
Average option fair value at grant date	$ 0.03
Average fair value of share at grant date	$ 0.08
Expiry Date	2044
Common Options Granted, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2015
Number of outstanding options granted | Option	516,000	516,000	516,000
Strike Price	$ 6.5
Average option fair value at grant date	$ 0.05
Average fair value of share at grant date	$ 0.13
Expiry Date	2045
Common Options Granted, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2016
Number of outstanding options granted | Option	607,750	607,750	607,750
Strike Price	$ 5.7
Average option fair value at grant date	$ 0.0001
Average fair value of share at grant date	$ 0.0001
Expiry Date	2046
Common Options Granted, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2017
Number of outstanding options granted | Option	273,750	283,750	283,750
Strike Price	$ 8.15
Average option fair value at grant date	$ 0.0006
Average fair value of share at grant date	$ 0.003
Expiry Date	2047
Common Options Granted, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2018
Number of outstanding options granted | Option	302,500	315,000	315,000
Strike Price	$ 9.3
Average option fair value at grant date	$ 0.39
Average fair value of share at grant date	$ 1.08
Expiry Date	2048
Common Options Granted, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2019
Number of outstanding options granted | Option	282,500	297,500	297,500
Strike Price	$ 13
Average option fair value at grant date	$ 1.23
Average fair value of share at grant date	$ 3.04
Expiry Date	2049
Common Options Granted, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2020
Number of outstanding options granted | Option	347,500	365,000	365,000
Strike Price	$ 15
Average option fair value at grant date	$ 7.49
Average fair value of share at grant date	$ 13.43
Expiry Date	2050
Common Options Granted, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2021
Number of outstanding options granted | Option	1,645,000	1,680,000	1,680,000
Strike Price	$ 19
Average option fair value at grant date	$ 11.26
Average fair value of share at grant date	$ 19.62
Expiry Date	2051
Common Options Granted, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2022
Number of outstanding options granted | Option	2,320,000	2,445,000
Strike Price	$ 29
Average option fair value at grant date	$ 6.23
Average fair value of share at grant date	$ 12.53
Expiry Date	2052
Common Options Granted, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2023
Number of outstanding options granted | Option	2,090,000
Strike Price	$ 36.5
Average option fair value at grant date	$ 28.11
Average fair value of share at grant date	$ 46.21
Expiry Date	2053
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted | Option	2,090,000	2,445,000	1,695,000
Number of outstanding options granted | Option	11,663,750	9,788,750	7,343,750	5,663,750
Exit Options Granted, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2020
Number of outstanding options granted | Option	1,011,664	1,011,664	1,011,664
Strike Price	$ 7.11
Average option fair value at grant date	$ 9.11
Expiry Date	2050
Exit Options Granted, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2020
Number of outstanding options granted | Option	1,043,330	1,043,330	1,043,330
Strike Price	$ 11
Average option fair value at grant date	$ 8.3
Expiry Date	2050
Exit Options Granted, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2021
Number of outstanding options granted | Option	300,000	300,000	300,000
Strike Price	$ 19
Average option fair value at grant date	$ 11.51
Expiry Date	2051
Exit Options Granted, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2023
Number of outstanding options granted | Option	63,332
Strike Price	$ 7.11
Average option fair value at grant date	$ 8.04
Expiry Date	2051
Exit Options Granted, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2023
Number of outstanding options granted | Option	63,332
Strike Price	$ 11
Average option fair value at grant date	$ 7.58
Expiry Date	2051
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted | Option	126,664		300,000
Number of outstanding options granted | Option	2,481,658	2,354,994	2,354,994	2,181,658